Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 252,558	$ 232,811
Carrying value of associated liabilities	[1],[2]	189,144	190,449
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[3]	174,010	174,334
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 78,548	$ 58,477

[1]	The fair value of transferred assets is $252,558 (2024 – $232,811) and the fair value of the associated liabilities is $189,144 (2024 – $190,449), for a net position of $63,414 (2024 – $42,362).
[2]	Liabilities for securities lending arrangements only include amounts related to cash collateral received. For securities received as collateral, refer to Note 34(a)(iv).
[3]	Does not include over-collateralization of assets pledged.